Deferred taxation (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Reconciliation of changes in deferred tax liability asset	The movement in deferred tax (liabilities)/assets in the year ended 31 December is as follows:

	2023 US$m	2022 US$m Restated(a)
At 1 January	(368)	395
Adjustment on currency translation	19	96
Credited/(charged) to the income statement	1,260	(763)
Credited/(charged) to statement of comprehensive income(b)	153	(102)
Other movements(c)	(24)	6
At 31 December	1,040	(368)

Comprising:
– deferred tax assets(d)(e)	3,624	2,796
– deferred tax liabilities(f)	(2,584)	(3,164)
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)The amounts credited/(charged) directly to the statement of comprehensive income include provisions for tax on cash flow hedges and on re-measurement gains/(losses) on pension schemes and on post-retirement healthcare plans.
(c)“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(d)Recognised deferred tax assets of US$1,182 million (2022: US$868 million) are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. Of those recognised assets US$nil (2022: US$nil) would expire within one year if not used, US$140 million (2022: US$105 million) would expire within one to five years, and
US$1,042 million (2022: US$763 million) would expire in more than five years.
(e)Recognised and unrecognised deferred tax assets are shown in the table on page 202 and totalled US$10,040 million at 31 December 2023 (2022: US$8,089 million). Of this total, US$3,624 million has been recognised as deferred tax assets (2022: US$2,796 million), leaving US$6,416 million (2022: US$5,293 million) unrecognised, as recovery is not considered probable.
(f)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,249 million (2022: US$2,730 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$110 million (2022: US$140 million) would be payable.

Deferred tax liabilities and assets, prior to offsetting of balances	Analysis of deferred tax
Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as required by IAS 12. The closing deferred tax assets and liabilities, prior to this offsetting of balances, are shown below.

	2023 US$m	2022 US$m Restated(a)
Deferred tax assets arising from:
Tax losses(b)	1,474	922
Provisions and other liabilities	3,835	3,637
Capital allowances	961	927
Post-retirement benefits	210	179
Unrealised exchange losses	194	189
Other temporary differences(c)	1,433	1,265
Total	8,107	7,119
Deferred tax liabilities arising from:
Capital allowances	(5,407)	(5,935)
Unremitted earnings(d)	(394)	(372)
Capitalised interest	(304)	(330)
Post-retirement benefits	(72)	(149)
Unrealised exchange gains	(15)	(11)
Other temporary differences	(875)	(690)
Total	(7,067)	(7,487)

Credited/(charged) to the income statement
Unrealised exchange losses	(2)	2
Tax losses	531	(525)
Provisions and other liabilities	133	3
Capital allowances	628	48
Tax on unremitted earnings	5	3
Post-retirement benefits	(48)	(59)
Other temporary differences	13	(235)
Total	1,260	(763)
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)Recognised deferred tax assets of US$1,182 million (2022: US$868 million) are subject to expiry if not recovered within certain time limits as specified in local tax legislation and investment agreements. Of those recognised assets US$nil (2022: US$nil) would expire within one year if not used, US$140 million (2022: US$105 million) would expire within one to five years, and
US$1,042 million (2022: US$763 million) would expire in more than five years.
(c)Other temporary differences include research and development, investment and other tax credits and allowances of US$583 million (2022: US$491 million).
(d)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,249 million (2022: US$2,730 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$110 million (2022: US$140 million) would be payable.

Recognised and unrecognised amounts in deferred tax assets	Analysis of deferred tax assets
The recognised amounts in the table below do not include deferred tax assets that have been netted off against deferred tax liabilities.

	Recognised		Unrecognised
At 31 December	2023 US$m	2022 US$m Restated (a)	2023 US$m	2022 US$m Restated (a)
France	—	—	1,320	1,204
Canada	383	482	501	580
US(b)	204	137	977	960
Australia	991	700	842	585
Mongolia(c)	1,530	1,218	235	257
Other countries	516	259	2,541	1,707
Total(d)(e)	3,624	2,796	6,416	5,293
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)Although our US group companies expect to generate sufficient taxable profits to utilise existing Federal deferred tax assets, the application of the new Corporate Alternative Minimum Tax rules has resulted in a position where no material future tax benefit will be derived from the utilisation of Federal deferred tax assets and consequently these deferred tax assets are included as
'unrecognised' in this table.
(c)Deferred tax assets in Mongolia include US$310 million (2022: US$73 million) from tax losses that expire if not recovered against taxable profits within eight years. In addition, amounts have been recognised as deferred tax assets relating to anticipated future deductions. Tax losses and other deferred tax assets have been calculated in accordance with the Oyu Tolgoi Investment
Agreement and Mongolian legislation. The interpretation of the Investment Agreement by the Mongolian Tax Authority has been, and is expected to continue to be, subject to dispute. Differences in interpretation of the Investment Agreement and Mongolian legislation could have a material impact on the amount and period of recovery of deferred tax assets.
(d)US$2,455 million (2022: US$1,490 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$543 million of the unrecognised assets (2022: US$473 million).
(e)In addition to the unrecognised deferred tax assets in this table, the Group has accumulated UK foreign tax credits of US$1.3 billion (2022: US$1.3 billion). The credits are not refundable but would be available, if needed, to shelter any UK tax in respect of profits arising in the Escondida business.